5. Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Lines of credit table
	December 31, 2017	December 31, 2016
TVP Investments, LLC	$75,000	$75,000
Less: current portion	–	(75,000)
Long-term portion	$75,000	$–